John Hancock
Diversified Strategies Fund
Quarterly portfolio holdings 10/31/2020

Fund’s investments
As of 10-31-20 (unaudited)
	Shares	Value
Affiliated investment companies (A) 2.9%		$297,112
(Cost $282,040)
Fixed income 2.9%		297,112

Asia Pacific Total Return Bond, Class NAV, JHF II (MIM US) (B)	29,272	297,112
Unaffiliated investment companies 7.0%		$726,237
(Cost $739,032)
Exchange-traded funds 7.0%		726,237
iShares 1-5 Year Investment Grade Corporate Bond ETF	2,500	137,225
iShares JP Morgan USD Emerging Markets Bond ETF	1,850	203,537
SPDR Bloomberg Barclays High Yield Bond ETF	1,000	104,300
VanEck Vectors Gold Miners ETF	7,500	281,175

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 4.6%				$480,001
(Cost $480,075)
U.S. Government Agency 4.6%				480,001
Federal National Mortgage Association	2.500	04-13-21	475,000	480,001

	Contracts/Notional amount	Value
Purchased options 0.6%		$61,741
(Cost $174,477)
Calls 0.2%		17,197
Exchange Traded Option on S&P 500 Index E-Mini Futures (Expiration Date: 12-18-20; Strike Price: $3,450.00; Notional Amount: 200) (C)	4	11,325
Over the Counter Option on the EUR vs. GBP (Expiration Date: 1-15-21; Strike Price: EUR 0.94; Counterparty: Morgan Stanley & Company LLC) (C)(D)	1,000,000	5,872
Puts 0.4%		44,544
Over the Counter Option on the EUR vs. JPY (Expiration Date: 11-17-20; Strike Price: EUR 123.00; Counterparty: Citibank, N.A.) (C)(D)	2,000,000	28,932
Over the Counter Option on the EUR vs. NOK (Expiration Date: 11-18-20; Strike Price: EUR 10.58; Counterparty: Goldman Sachs Bank USA) (C)(D)	2,000,000	836
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-18-20; Strike Price: EUR 1.10; Counterparty: JPMorgan Chase Bank, N.A.) (C)(D)	2,000,000	883
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-4-21; Strike Price: EUR 1.08; Counterparty: Bank of America, N.A.) (C)(D)	2,000,000	1,342
Over the Counter Option on the USD vs. JPY (Expiration Date: 1-29-21; Strike Price: $104.00; Counterparty: Morgan Stanley & Company LLC) (C)(D)	1,000,000	12,551

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 77.8%				$8,049,535
(Cost $8,049,388)
Commercial paper 69.8%				7,223,740
Archer-Daniels-Midland Company	0.090	11-09-20	475,000	474,988
Chariot Funding LLC	0.240	11-02-20	475,000	474,995
Emerson Electric Company	0.100	12-11-20	475,000	474,942
Gotham Funding Corp.	0.180	12-08-20	475,000	474,915
Henkel Corp.	0.110	12-07-20	475,000	474,943
Honeywell International, Inc.	0.200	06-04-21	475,000	474,473
John Deere, Ltd.	0.120	11-17-20	275,000	274,987
Jupiter Securitization Company LLC	0.340	12-03-20	475,000	474,931
Novartis Finance Corp.	0.100	11-23-20	475,000	474,939
PSP Capital, Inc.	0.160	02-02-21	475,000	474,846
Sumitomo Mitsui Trust Bank, Ltd.	0.340	11-12-20	475,000	474,983
2	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Commercial paper (continued)
Swedbank AB	0.220	11-20-20	300,000	$299,983
The Coca-Cola Company	0.090	12-01-20	475,000	474,957
Thunder Bay Funding LLC	0.120	11-20-20	475,000	474,968
Toronto Dominion Holdings USA, Inc.	0.120	11-20-20	475,000	474,970
Toyota Motor Credit Corp.	0.110	12-18-20	475,000	474,920
U.S. Government Agency 2.2%				224,974
Federal Farm Credit Bank Discount Note	0.100	12-18-20	225,000	224,974

	Yield (%)	Shares	Value
Short-term funds 5.8%			600,821

State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0257(E)	600,821	600,821

Total investments (Cost $9,725,012) 92.9%	$9,614,626
Other assets and liabilities, net 7.1%	736,182
Total net assets 100.0%	$10,350,808

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone

Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing security.
(D)	For this type of option, notional amounts are equivalent to number of contracts.
(E)	The rate shown is the annualized seven-day yield as of 10-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	3

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
CME E-mini Technology Sector Futures	2	Long	Dec 2020	$231,623	$222,980	$(8,643)
Consumer Discretionary Select Sector Index Futures	1	Long	Dec 2020	148,701	144,220	(4,481)
Euro-BTP Italian Government Bond Futures	6	Long	Dec 2020	1,043,116	1,045,320	2,204
FTSE 100 Index Futures	1	Long	Dec 2020	74,965	72,075	(2,890)
FTSE China A50 Index Futures	6	Long	Nov 2020	94,188	94,458	270
German Euro BUND Futures	13	Long	Dec 2020	2,668,093	2,666,990	(1,103)
OMX Stockholm 30 Index Futures	15	Long	Nov 2020	311,122	289,667	(21,455)
S&P 500 Index E-Mini Futures	4	Long	Dec 2020	682,860	653,050	(29,810)
U.K. Long Gilt Bond Futures	7	Long	Dec 2020	1,234,777	1,230,414	(4,363)
10-Year U.S. Treasury Note Futures	24	Short	Dec 2020	(3,332,202)	(3,317,250)	14,952
Dow Jones Industrial Average Futures	25	Short	Dec 2020	(348,373)	(329,925)	18,448
Euro STOXX 600 Index Futures	13	Short	Dec 2020	(277,382)	(258,675)	18,707
						$(18,164)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,000,000	NZD	1,084,610	JPM	11/16/2020	—	$(14,199)
CAD	665,170	USD	500,000	CITI	11/16/2020	—	(710)
CAD	664,876	USD	500,000	MSCS	11/16/2020	—	(931)
EUR	400,000	GBP	362,623	SCB	11/16/2020	—	(3,823)
EUR	500,000	USD	586,920	BOA	11/16/2020	—	(4,428)
EUR	1,000,000	USD	1,178,071	JPM	11/16/2020	—	(13,087)
EUR	500,000	USD	591,626	SSB	11/16/2020	—	(9,134)
EUR	2,910,000	USD	3,295,363	SSB	11/17/2020	$94,815	—
EUR	2,050,000	USD	2,422,514	UBS	11/17/2020	—	(34,244)
GBP	361,767	EUR	400,000	JPM	11/16/2020	2,713	—
GBP	300,000	USD	391,405	CITI	11/16/2020	—	(2,723)
GBP	250,000	USD	322,332	SCB	11/16/2020	1,569	—
GBP	250,000	USD	322,328	TD	11/16/2020	1,573	—
NZD	1,075,831	AUD	1,000,000	BARC	11/16/2020	8,394	—
USD	500,000	CAD	667,675	JPM	11/16/2020	—	(1,170)
USD	500,000	CAD	667,375	SCB	11/16/2020	—	(945)
USD	1,178,622	EUR	1,000,000	ANZ	11/16/2020	13,638	—
USD	1,175,660	EUR	1,000,000	BARC	11/16/2020	10,676	—
USD	794,786	EUR	675,000	HUS	11/17/2020	8,405	—
USD	4,929,303	EUR	4,285,000	SSB	11/17/2020	—	(62,763)
USD	322,825	GBP	250,000	JPM	11/16/2020	—	(1,076)
USD	390,768	GBP	300,000	MSCS	11/16/2020	2,086	—
USD	326,266	GBP	250,000	SCB	11/16/2020	2,365	—
						$146,234	$(149,233)
WRITTEN OPTIONS
Options on exchange-traded futures contracts
Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
S&P 500 Index E-Mini Futures	USD	3,450.00	Dec 2020	4	200	$6,691	$(11,325)
						$6,691	$(11,325)

4	JOHN HANCOCK DIVERSIFIED STRATEGIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro versus Pound Sterling	MSLLC	EUR	0.98	Jan 2021	1,000,000	$2,587	$(1,614)
						$2,587	$(1,614)
Puts
Euro versus Japanese Yen	CITI	EUR	121.00	Nov 2020	2,000,000	$7,475	$(10,920)
Euro versus Norwegian Krone	GSI	EUR	9.70	Nov 2020	2,000,000	15,084	(2)
Euro versus Norwegian Krone	GSI	EUR	10.40	Nov 2020	2,000,000	11,423	(147)
Euro versus U.S. Dollar	GSI	EUR	1.10	Dec 2020	2,000,000	66,846	(883)
Euro versus U.S. Dollar	BOA	EUR	1.05	Feb 2021	2,000,000	43,065	(461)
U.S. Dollar versus Japanese Yen	MSLLC	USD	101.50	Jan 2021	1,000,000	6,684	(6,085)
						$150,577	$(18,498)
						$153,164	$(20,112)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
MSLLC	Morgan Stanley & Co. LLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED STRATEGIES FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2020, by major security category or type:
	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Affiliated investment companies	$297,112	$297,112	—	—
Unaffiliated investment companies	726,237	726,237	—	—
U.S. Government and Agency obligations	480,001	—	$480,001	—
Purchased options	61,741	11,325	50,416	—
Short-term investments	8,049,535	600,821	7,448,714	—
Total investments in securities	$9,614,626	$1,635,495	$7,979,131	—
Derivatives:
Assets
Futures	$54,581	$54,581	—	—
Forward foreign currency contracts	146,234	—	$146,234	—
Liabilities
Futures	(72,745)	(72,745)	—	—
Forward foreign currency contracts	(149,233)	—	(149,233)	—
Written options	(31,437)	(11,325)	(20,112)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Asia Pacific Total Return Bond	29,272	$292,601	—	$(1,652)	$67	$6,096	—	—	$297,112
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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